Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents (Note 4, Note 7)	$ 57,936	$ 8,791
Restricted cash (Note 4, Note 7)	60	58
Accounts receivable (net of allowance for doubtful accounts of $0.04 million for 2020 and no allowance for 2019)	1,520	416
Inventories (Note 9)	2,817	4,594
Prepaid expenses and other current assets	1,534	229
Total current assets	63,867	14,088
Property, plant and equipment, net (Note 10)	3,795	2,703
Right-of-use assets (Note 11)	1,239	1,050
Other assets	203	92
Goodwill and other intangible assets	227	70
Total assets	69,331	18,003
Current liabilities:
Accounts payable and accrued liabilities (Note 8)	4,512	2,345
Short-term debt (Note 12)	2,161	0
Contract liability	275	4,804
Current portion of lease obligations (Note 11)	665	526
Total current liabilities	7,613	7,675
Long-term debt	0	12,476
Long-term portion of lease obligations (Note 11)	651	565
Other liabilities (Note 7)	0	448
Total liabilities	8,264	21,164
Commitments and contingencies (Note 17)
Redeemable preferred shares ($0.001 par value, 10,000,000 and 14,539,330 shares authorized, 0 and 10,500,440 shares issued and outstanding at December 31, 2020 and 2019, respectively)	0	93,484
Stockholders' equity (deficit): (Note 18)
Common shares ($0.001 par value, 100,000,000 and 24,000,000 shares authorized, 31,816,020 and 1,504,251 shares issued and outstanding at December 31, 2020 and 2019, respectively)	32	8
Warrants	2,614	698
Additional paid-in-capital	213,624	30,829
Accumulated other comprehensive loss	(6,928)	(6,950)
Accumulated deficit	(148,275)	(121,230)
Total shareholders’ equity (deficit)	61,067	(96,645)
Total liabilities, temporary equity and shareholders’ equity	$ 69,331	$ 18,003